Timber licenses (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about intangible assets [abstract]
Disclosure of detailed information about intangible assets
Supporting information

Timber licences
As at December 31, 2022	$351
Acquisition (note 3)	42
Additions	—
Amortization[1]	(16)
Transfer to disposal groups held for sale (note 6)	(3)
Foreign exchange	2
As at December 31, 2023	$376

As at December 31, 2023
Cost	$673
Accumulated amortization	(297)
Net	$376

As at December 31, 2023	$376
Additions	—
Amortization[1]	(17)
Foreign exchange	(1)
As at December 31, 2024	$358

As at December 31, 2024
Cost	$672
Accumulated amortization	(314)
Net	$358
1.Amortization relates to cost of products sold.